Other operating income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other operating income
Grants	€ 1,226	€ 2,289	€ 1,842
Research and development incentives	8,875	4,818	2,151
Payroll tax rebates	8,008	5,694	3,756
Total	€ 18,109	€ 12,801	€ 7,749